Shareholder Report, Holdings (Details)	Apr. 30, 2025
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Information Technology Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Industrials Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Health Care Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Financials Service Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Consumer Discretionary Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Unclassified Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Put Option Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Other One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Multi-Manager Directional Alternative Strategies Fund - Institutional Class | Common Stock One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.10%)